UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [X]; Amendment Number:
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

  /s/ Maarten R. van Hengel            New York, NY               May 14, 2013
  -------------------------            ------------               ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     --------------------------
028-01488                Delphi
025-05358                Lateef
028-11741                Westend
025-04207                Driehaus
028-02028                Cramer Rosenthal
028-01203                CS Mckee
028-03691                D.F. Dent
028-13573                Neuberger Berman Group LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          122
                                         -----------

Form 13F Information Table Value Total:  $   399,698
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
ISHARES IBOXX INV GR CORP                COM      464287242         270        2250 SH       Sole                   2250
POWERSHARES ETF II-FUND.HY COR           COM      73936T557        1917       99005 SH       Sole                  99005
PROSHARES TR.SENIOR LOAN PTF E           COM      73936Q769         361       14375 SH       Sole                  14375
TEMPLETON EMERGING MARKETS INC           COM      880192109         850       51750 SH       Sole                  51750
VANGUARD S/T CORP BOND ETF               COM      92206C409        2030       25270 SH       Sole                  25270
3M COMPANY                               COM      88579Y101        1175       11055 SH       Sole                  11055
ABBOTT LABS                              COM      002824100         510       14427 SH       Sole                  14427
ABBVIE INC                               COM      00287Y109         307        7537 SH       Sole                   7537
AMERICAN CAMPUS COMMUNITIES              COM      024835100         525       11580 SH       Sole                  11580
AMERICAN EXPRESS                         COM      025816109        2915       43207 SH       Sole                  43207
AMGEN                                    COM      031162100         728        7100 SH       Sole                   7100
ANADARKO PETROLEUM                       COM      032511107        1810       20700 SH       Sole                  20700
APACHE CORPORATION                       COM      037411105         316        4100 SH       Sole                   4100
APPLE                                    COM      037833100        4971       11230 SH       Sole                  11230
ARES CAPITAL CORP                        COM      04010L103       12058      666169 SH       Sole                 666169
AT&T INC                                 COM      00206R102        1535       41844 SH       Sole                  41844
AUTOMATIC DATA PROCESSING                COM      053015103        1046       16087 SH       Sole                  16087
BANK OF NEW YORK MELLON CORP             COM      064058100        1137       40615 SH       Sole                  40615
BERKSHIRE HATHAWAY INC.CL B              COM      084670702         227        2180 SH       Sole                   2180
BFC FINANCIAL CORP                       COM      055384200          65       35212 SH       Sole                  35212
BOEING CO                                COM      097023105         612        7130 SH       Sole                   7130
BRISTOL-MYERS SQUIBB CORP                COM      110122108        3384       82151 SH       Sole                  82151
CAMDEN PROPERTY TRUST                    COM      133131102         526        7655 SH       Sole                   7655
CANTEL MEDICAL CORP                      COM      138098108         474       15755 SH       Sole                  15755
CAPITAL SOUTHWEST CORP                   COM      140501107         421        3662 SH       Sole                   3662
CELGENE CORP                             COM      151020104         545        4700 SH       Sole                   4700
CHEVRON CORPORATION                      COM      166764100        1016        8552 SH       Sole                   8552
CISCO SYSTEMS                            COM      17275R102        2841      135965 SH       Sole                 135965
COCA-COLA                                COM      191216100        4275      105716 SH       Sole                 105716
COGNIZANT TECHNOLOGY SOLUTIONS           COM      192446102        1870       24410 SH       Sole                  24410
COLGATE PALMOLIVE CO                     COM      194162103         356        3013 SH       Sole                   3013
COMMERCE BANCSHARES INC.                 COM      200525103        1902       46572 SH       Sole                  46572
CONOCO PHILLIPS                          COM      20825C104        1684       28025 SH       Sole                  28025
CVS CAREMARK CORP                        COM      126650100         225        4095 SH       Sole                   4095
DOMINION RESOURCES INC. NEW              COM      25746U109        2679       46044 SH       Sole                  46044
DU PONT ( E. I. ) DE NEMOURS &           COM      263534109        1087       22120 SH       Sole                  22120
EMC                                      COM      268648102        2381       99647 SH       Sole                  99647
EMERSON ELECTRIC CO                      COM      291011104        1206       21580 SH       Sole                  21580
ESSEX PROPERTY TRUST                     COM      297178105         571        3795 SH       Sole                   3795
EXPRESS SCRIPTS HOLDING CO               COM      30219G108         324        5616 SH       Sole                   5616
EXXON MOBIL CORP                         COM      30231G102        6856       76086 SH       Sole                  76086
FAMILY DOLLAR STORES, INC.               COM      307000109         955       16165 SH       Sole                  16165
FLUOR                                    COM      343412102        1277       19245 SH       Sole                  19245
FREEPORT-MCMORAN COPPER & GOLD           COM      35671D857         985       29773 SH       Sole                  29773
GENERAL ELECTRIC CO                      COM      369604103        1027       44437 SH       Sole                  44437
GOLDMAN SACHS GROUP INC                  COM      38141G104         492        3341 SH       Sole                   3341
GOLUB CAPITAL BDC                        COM      38173M102         905       54835 SH       Sole                  54835
GOOGLE INC CL A                          COM      38259P508        2534        3191 SH       Sole                   3191
H J HEINZ CO                             COM      423074103         170        2350 SH       Sole                   2350
HOME DEPOT                               COM      437076102        3287       47112 SH       Sole                  47112
HONEYWELL INTL                           COM      438516106         542        7192 SH       Sole                   7192
ILLINOIS TOOL WORKS INC.                 COM      452308109         368        6045 SH       Sole                   6045
INDEXIQ GLOBAL AGRIBUSINESS SM           COM      45409B834         319       12025 SH       Sole                  12025
INTERNATIONAL BUSINESS MACHINE           COM      459200101        1770        8299 SH       Sole                   8299
ISHARES FTSE NAREIT RESID PLUS           COM      464288562       14655      284125 SH       Sole                 284125
ISHARES KLD 400 SOCIAL INDEX             COM      464288570         233        4000 SH       Sole                   4000
ISHARES MSCI ALL COUNTRY ASIA            COM      464288182       18050      305525 SH       Sole                 305525
ISHARES MSCI CANADA INDEX                COM      464286509         589       20655 SH       Sole                  20655
ISHARES MSCI EMERGING MKT                COM      464287234         323        7551 SH       Sole                   7551
ISHARES MSCI SWITZERLAND INDEX           COM      464286749         382       13000 SH       Sole                  13000
ISHARES RUSSELL 1000 GROWTH              COM      464287614         362        5075 SH       Sole                   5075
ISHARES RUSSELL 2000 INDEX               COM      464287655         996       10545 SH       Sole                  10545
ISHARES RUSSELL 3000 INDEX               COM      464287689        9580      102499 SH       Sole                 102499
ISHARES S&P 500 INDEX                    COM      464287200        2173       13810 SH       Sole                  13810
ISHARES S&P MIDCAP 400                   COM      464287507        2891       25120 SH       Sole                  25120
ISHARES S&P SMALLCAP 600 INDEX           COM      464287804        1494       17166 SH       Sole                  17166
ISHARES TRUST-DJ SELECT DIVIDE           COM      464287168        1170       18448 SH       Sole                  18448
JOHNSON & JOHNSON                        COM      478160104        5123       62830 SH       Sole                  62830
JPMORGAN CHASE                           COM      46625H100        3955       83341 SH       Sole                  83341
KAYNE ANDERSON MLP INVESTMENT            COM      486606106       16994      489460 SH       Sole                 489460
KIMBERLY-CLARK                           COM      494368103        1276       13018 SH       Sole                  13018
LOCKHEED MARTIN CORPORATION              COM      539830109         451        4675 SH       Sole                   4675
MARKET VECTORS - AGRIBUSINESS            COM      57060U605       10334      190840 SH       Sole                 190840
MARKET VECTORS-GOLD MINERS ETF           COM      57060U100       10602      280110 SH       Sole                 280110
MC DONALDS CORP                          COM      580135101         298        2993 SH       Sole                   2993
MERCK & CO                               COM      58933Y105         735       16622 SH       Sole                  16622
METABOLIX INC                            COM      591018809          22       12000 SH       Sole                  12000
METLIFE INC                              COM      59156R108        2318       60963 SH       Sole                  60963
MICHAEL KORS HOLDINGS LTD                COM      G60754101        1231       21680 SH       Sole                  21680
MICROSOFT CORP                           COM      594918104        4178      146073 SH       Sole                 146073
MONDELEZ INTERNATIONAL INC               COM      609207105         291        9492 SH       Sole                   9492
MONSANTO                                 COM      61166W101        3772       35710 SH       Sole                  35710
NEWMONT MINING CORP                      COM      651639106         230        5500 SH       Sole                   5500
OCCIDENTAL PETROLEUM                     COM      674599105        1483       18929 SH       Sole                  18929
ORACLE                                   COM      68389X105        2965       91713 SH       Sole                  91713
PARKER HANNIFIN CORP                     COM      701094104        1527       16671 SH       Sole                  16671
PEPSICO INC                              COM      713448108        4152       52488 SH       Sole                  52488
PFIZER                                   COM      717081103        4551      157695 SH       Sole                 157695
PHILIP MORRIS INTERNATIONAL IN           COM      718172109         172        1855 SH       Sole                   1855
PNC FINANCIAL SERVICES GROUP             COM      693475105         259        3889 SH       Sole                   3889
POWERSHARES CLEANTECH PORTFOLI           COM      73935X278         533       20850 SH       Sole                  20850
POWERSHARES GLOBAL CLEAN ENERG           COM      73936T615         261       30300 SH       Sole                  30300
POWERSHARES WATER RESOURCES              COM      73935X575       10302      448304 SH       Sole                 448304
POWERSHARES WILDERHILL CLEAN E           COM      73935x500         209       48000 SH       Sole                  48000
PROCTER & GAMBLE CO                      COM      742718109        4581       59442 SH       Sole                  59442
PROSHARES ULTRASHORT 20+ YR TR           COM      74347r297         767       11666 SH       Sole                  11666
QUALCOMM                                 COM      747525103        2834       42331 SH       Sole                  42331
REPUBLIC SERVICES INC                    COM      760759100        1450       43925 SH       Sole                  43925
SCHLUMBERGER                             COM      806857108        3831       51150 SH       Sole                  51150
SPDR GOLD TRUST                          COM      78463V107       17344      112281 SH       Sole                 112281
SPDR S&P 500 ETF TRUST                   COM      78462f103       16537      105550 SH       Sole                 105550
SPDR S&P MIDCAP 400 ETF TRUST            COM      78467Y107       11207       53439 SH       Sole                  53439
TARGET                                   COM      87612E106        2616       38213 SH       Sole                  38213
THE TRAVELERS COMPANIES INC              COM      89417E109         653        7754 SH       Sole                   7754
TORTOISE ENERGY INFRASTRUCTURE           COM      89147L100       23626      478459 SH       Sole                 478459
TRIANGLE CAPITAL                         COM      895848109         755       26960 SH       Sole                  26960
TYLER TECHNOLOGIES INC COM               COM      902252105         214        3500 SH       Sole                   3500
UNITED PARCEL SVC INC CL B               COM      911312106         647        7535 SH       Sole                   7535
UNITED TECHNOLOGIES                      COM      913017109        4091       43782 SH       Sole                  43782
US 12 MONTH OIL FUND                     COM      91288v103       10401      254060 SH       Sole                 254060
VANGUARD FTSE EMERGING MARKETS           COM      922042858       13355      311336 SH       Sole                 311336
VANGUARD MSCI EAFE ETF                   COM      921943858       31119      854215 SH       Sole                 854215
VANGUARD TOTL SM ETF                     COM      922908769        4655       57500 SH       Sole                  57500
VERIZON COMMUNICATIONS                   COM      92343V104         339        6901 SH       Sole                   6901
VERTEX PHARMACEUTICALS                   COM      92532F100         533        9700 SH       Sole                   9700
WAL MART STORES                          COM      931142103         379        5070 SH       Sole                   5070
WALGREEN                                 COM      931422109         324        6800 SH       Sole                   6800
WISDOMTREE EMERGING MARKETS EQ           COM      97717W315       19179      348333 SH       Sole                 348333
XENITH CORP                              COM      98410X105         451       87000 SH       Sole                  87000
AMBEV ADR                                ADR      20441W203         882       20825 SH       Sole                  20825
ROYAL DUTCH SHELL PLC SPONS AD           ADR      780259206         444        6820 SH       Sole                   6820
VALE S.A                                 ADR      91912E105         743       43000 SH       Sole                  43000